CONTRACTHOLDER BONUS INTEREST CREDITS (CHANGES IN DEFERRED ACQUISITION COSTS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 5,139	$ 4,801
Capitalization of commissions, sales and issue expenses	594	615
Amortization	(881)	(361)
Change in unrealized investment gains and losses	0	84
Balance, End of Year	$ 4,852	$ 5,139